Expense Example - Calamos S&P 500 Structured Alt Protection ETF - October - Calamos S&P 500 Structured Alt Protection ETF - October	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221